Taxation - Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Taxation
Deferred income tax expenses (benefits)	¥ (4,007)	$ (564)	¥ 17,500	[1]	¥ 32,125
Total income tax expenses	13,215	$ 1,861	24,364	[2]	55,227
CHINA
Taxation
Current income tax expenses					16,046
Deferred income tax expenses (benefits)			19,987		28,119
Total income tax expenses			19,987		44,165
Non Prc [Member]
Taxation
Current income tax expenses	17,222		6,864		7,056
Deferred income tax expenses (benefits)	(4,007)		(2,487)		4,006
Total income tax expenses	¥ 13,215		¥ 4,377		¥ 11,062

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).